Stock Options and Restricted Share Units (Details)								12 Months Ended
	Dec. 31, 2023 $ / shares	Jun. 22, 2021 $ / shares shares	Jun. 18, 2021	May 17, 2021 $ / shares shares	Mar. 26, 2021 $ / shares shares	Feb. 24, 2021 $ / shares shares	Jan. 05, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Options and Restricted Share Units [Line Items]
Share price								$ 5.13	$ 5.46	$ 6.09
Stock options shares (in Shares) | shares					533,333
Share price										$ 6.03
Expected dividend yield rate			0.00%
Expected volatility rate			136.00%					123.00%	143.00%	147.00%
Risk-free interest rate			0.63%					3.91%	4.07%	1.03%
Voting share at a price										$ 3.17
Share based compensation (in Dollars) | $								$ 1,620,777	$ 3,296,238	$ 7,804,271
Stock options [Member]
Options and Restricted Share Units [Line Items]
Issued and outstanding shares percentage	10.00%
Exercise price	$ 8.88	$ 4.2		$ 7.35	$ 7.47	$ 13.92	$ 3.75
Aggregate of common shares (in Shares) | shares		260,000		430,000		50,000	550,164
Share price		$ 4.02			7.47	$ 13.92	$ 3.75
Estimated price		$ 3.06		$ 6.09	$ 6.87	$ 12.78	$ 2.76
Stock options shares (in Shares) | shares		260,000			533,333	50,000	550,164
Share price					$ 7.47		$ 3.03
Expected dividend yield rate		0.00%		0.00%	0.00%	0.00%	0.00%
Expected volatility rate		105.00%		105.00%	155.00%	155.00%	155.00%
Risk-free interest rate		0.95%		0.95%	0.90%	0.73%	0.39%
Voting share at a price				$ 7.35		$ 13.92
Stock options on date of grant (in Shares) | shares				430,000
Share price				$ 7.86
Exercise price per share		$ 4.2
Restricted Share Units (RSUs) [Member]
Options and Restricted Share Units [Line Items]
Granted shares (in Shares) | shares								77,232	1,449,250
Grant date fair value of the RSUs (in Dollars) | $									$ 5,725,262
Share based compensation (in Dollars) | $								$ 1,620,777	$ 3,296,238
Restricted Share Units (RSUs) [Member] | Advisors [Member]
Options and Restricted Share Units [Line Items]
Grant date fair value of the RSUs (in Dollars) | $								$ 120,386